CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]
Increase (Decrease) in Stockholders' Equity
Balance	$ 298,056	$ 322,770	$ (5,172)	$ 23,203	$ (35,283)	$ (7,462)
Balance (in shares) at Dec. 31, 2012		30,592,423	716,313
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 23) (in shares)		(510,439)
Common share cancellation (note 23)	(5,772)	$ (5,384)			(388)
Stock option exercises (note 12) (in shares)		965,228
Stock option exercises (note 12)	8,106	$ 11,853		(3,747)
Stock-based compensation (note 12)	9,347			9,347
Purchase of treasury shares for RSU distribution (in shares)			270,265
Purchase of treasury shares for RSU distribution	(3,433)		$ (3,433)
Distribution of vested RSUs (in shares)		50,632	479,431
Distribution of vested RSUs	(408)	$ 389	$ 3,468	(4,265)
Excess tax benefits from equity awards	1,458			1,458
Net earnings (loss)	55,038				55,038
Foreign currency translation adjustments, net of tax	604					604
Balance (in shares) at Dec. 31, 2013		31,097,844	507,147
Increase (Decrease) in Stockholders' Equity
Balance	362,996	$ 329,628	$ (5,137)	25,996	19,367	(6,858)
Common share cancellation (note 23) (in shares)		0
Stock option exercises (note 12) (in shares)		686,384
Stock option exercises (note 12)	6,404	$ 9,236		(2,832)
Stock-based compensation (note 12)	9,404			9,404
Purchase of treasury shares for RSU distribution (in shares)			311,333
Purchase of treasury shares for RSU distribution	(5,955)		$ (5,955)
Distribution of vested RSUs (in shares)		84,313	475,835
Distribution of vested RSUs	(1,403)	$ 776	$ 4,856	(7,035)
Excess tax benefits from equity awards	1,376			1,376
Net earnings (loss)	(16,853)				(16,853)
Foreign currency translation adjustments, net of tax	893					893
Balance (in shares) at Dec. 31, 2014		31,868,541	342,645
Increase (Decrease) in Stockholders' Equity
Balance	356,862	$ 339,640	$ (6,236)	26,909	2,514	(5,965)
Stock option exercises (note 12) (in shares)		357,136
Stock option exercises (note 12)	3,837	$ 5,434		(1,597)
Stock-based compensation (note 12)	8,942			8,942
Purchase of treasury shares for RSU distribution (in shares)			306,476
Purchase of treasury shares for RSU distribution	(6,584)		$ (6,584)
Distribution of vested RSUs (in shares)		111,524	408,508
Distribution of vested RSUs	(2,344)	$ 1,379	$ 8,803	(12,526)
Excess tax benefits from equity awards	2,270			2,270
Net earnings (loss)	(2,674)				(2,674)
Foreign currency translation adjustments, net of tax	(2,013)					(2,013)
Balance (in shares) at Dec. 31, 2015		32,337,201	240,613
Increase (Decrease) in Stockholders' Equity
Balance	$ 358,296	$ 346,453	$ (4,017)	$ 23,998	$ (160)	$ (7,978)